Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company deferred tax assets and liabilities are as follows:
	December 31,
	2023	2022
Deferred tax assets:
Net operating losses carryforwards *)	$10,184	$7,274
Research and development	7,957	7,765
Lease liability	3,308	5,094
Reserves and allowances	3,933	4,737
Other	1,498	2,397

Deferred tax assets before valuation allowance	26,880	27,267
Valuation allowance	(4,465)	(4,815)

Deferred tax assets	22,415	22,452

Deferred tax liabilities:
Capitalized software development costs	(2,975)	(3,085)
Lease right-of-use asset	(3,120)	(4,739)
Acquired intangibles	(8,331)	(10,538)
Property and equipment	(1,276)	(229)
Undistributed earnings	(5,362)	(5,622)
Other	(1,121)	(184)

Deferred tax liabilities	(22,185)	(24,397)

Deferred tax assets (liabilities), net	$230	$(1,945)
*)	Net of $1,192 and $1,145 provision for unrecognized tax benefits related to carryforward losses as of December 31, 2023 and 2022, respectively.

	December 31,
	2023	2022

Deferred tax assets, net	$11,050	$9,418
Deferred tax liabilities, net	(10,820)	(11,363)

Deferred tax assets (liabilities), net	$230	$(1,945)

Schedule of Income Before Taxes on Income	Income before taxes on income is comprised as follows:
	Year ended December 31,
	2023	2022	2021

Domestic (Israel)	$25,796	$27,373	$39,248
Foreign	51,322	38,177	18,038

	$77,118	$65,550	$57,286

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income for an Israeli company, and the actual tax expense as reported in the statements of income is as follows:
	Year ended December 31,
	2023	2022	2021
Income before taxes on income, as reported in the statements of income	$77,118	$65,550	$57,286

Statutory tax rate in Israel	23%	23%	23%

Theoretical taxes on income	$17,737	$15,077	$13,176

Increase (decrease) in taxes resulting from:
Foreign and preferred enterprise tax rates differences	(1,907)	(5,579)	(7,338)
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	(350)	(289)	(1,645)
Non-deductible expenses	1,658	1,100	1,437
Decrease in uncertain tax positions, net	(2,293)	2,855	616
Undistributed earnings	(260)	(461)	-
Release of trapped earnings (see note 13.a.2)	-	-	3,531
Others	(334)	(84)	187

Taxes on income, as reported in the statements of income	$14,251	$12,619	$9,964

Schedule of Taxes on Income	Taxes on income are comprised as follows:
	Year ended December 31,
	2023	2022	2021

Current	$17,257	$22,912	$11,866
Deferred	(3,006)	(10,293)	(1,902)

	$14,251	$12,619	$9,964
	Year ended December 31,
	2023	2022	2021

Domestic (Israel)	$5,367	$4,194	$9,086
Foreign	8,884	8,425	878

	$14,251	$12,619	$9,964

Schedule of Unrecognized Tax Benefits	A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:
	December 31,
	2023	2022

Balance at the beginning of the year	$11,775	$8,920
Increase related to tax positions from prior fiscal years	1,326	4,455
Decrease related to tax positions from prior fiscal years	(1,546)	(588)
Lapses of statutes of limitation	(2,115)	(1,012)

Balance at the end of the year	$9,440	$11,775